Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Investments in associates and joint ventures

21. Investments in associates and joint ventures

	Joint ventures £m	Associates £m	2024 Total £m	Joint ventures £m	Associates £m	2023 Total £m
At 1 January	–	55	55	10	64	74
Exchange adjustments	–	(3)	(3)	–	(3)	(3)
Additions	–	43	43	–	–	–
Disposals	–	(2)	(2)	(7)	–	(7)
Distributions received	–	(15)	(15)	–	(11)	(11)
Net fair value movements through other comprehensive income	–	21	21	–	7	7
Profit/(loss) after tax recognised in the consolidated income statement	–	(3)	(3)	(3)	(2)	(5)
At 31 December	–	96	96	–	55	55
During the year GSK entered into a new research alliance with Flagship Pioneering, Inc. with an initial investment of $50 million
(£39 million).
Please refer to the income statement information in Note 13, 'Associates and joint ventures'.